PRINCIPAL ACCOUNTING POLICIES - Acquisitions (Details) £ in Millions				1 Months Ended										6 Months Ended		12 Months Ended
	Dec. 09, 2016 GBP (£)	Dec. 09, 2016 CNY (¥)	Dec. 10, 2015 shares	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥) shares	Oct. 31, 2015 USD ($) Vote shares	Oct. 31, 2015 CNY (¥) Vote shares	Jan. 31, 2015 GBP (£)	Jan. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Oct. 31, 2014 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Oct. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares
Business combination disclosures
Shares outstanding | shares				64,105,412		51,167,228										64,105,412		51,167,228			64,105,412	64,105,412
Purchase price allocation
Goodwill						¥ 45,690,440,903						¥ 1,892,507,708						¥ 45,690,440,903	¥ 1,892,507,708		$ 8,067,864,841	¥ 56,015,185,590
Decrease in the non-controlling interest's ownership																	¥ 6,532,152,666	46,236,902	31,854,481
Skyscanner
Business combination disclosures
Purchase consideration	£ 1,400.0	¥ 12,000,000,000
Acquisition consideration in cash																£ 1,200.0	10,000,000,000
Purchase price allocation
Cash acquired																	571,000,000
Net assets																						265,145,209
Deferred tax liabilities																						(620,282,710)
Non-controlling interests																						(315,836,071)
Goodwill																						9,583,716,450
Total purchase consideration																						12,014,156,428
Purchase consideration unpaid				£ 41.0												£ 41.0						361,000,000
Unpaid consideration, payable period	3 years	3 years
Skyscanner | Trademark and domain
Purchase price allocation
Identifiable intangible assets																						1,981,771,584
Qunar
Business combination disclosures
Purchase consideration					$ 5,103,252,544	¥ 32,541,365,375		¥ 4,500,000,000
Equity interest (as a percent)							45.00%	45.00%
Ownership of share capital held (as a percent)							48.00%	48.00%
Equity interest acquired (as a percent)							45.00%	45.00%
Purchase price allocation
Cash and cash equivalents																						5,169,733,816
Advance to suppliers																						1,177,437,522
Prepayments and other current assets																						3,075,154,225
Long-term investments																						712,967,197
Fixed assets, net																						232,085,350
Other non-current assets																						127,412,235
Accounts payable																						(1,584,668,322)
Taxes payable																						(1,028,960,573)
Short term debts																						(3,884,097,322)
Accrued expenses and other current liabilities																						(4,526,855,580)
Non-current liability																						(93,019,969)
Non-controlling interests																						(5,282,358)
Net assets																						(628,093,779)
Deferred tax liabilities																						(2,489,866,400)
Non-controlling interests																						(17,850,614,771)
Goodwill																						43,563,164,135
Total purchase consideration																						32,541,365,375
Decrease in the non-controlling interest's ownership															¥ 15,500,000,000
Amount of difference between the book value of non-controlling interests and the cash consideration, recorded as additional paid in capital															3,700,000,000
Additional paid-in capital from the newly issued ordinary shares														$ 1,900,000,000	12,700,000,000
Increase (decrease) in goodwill as measurement period adjustment																	582,000,000
Pro forma results
Pro-forma net revenues																	14,812,533,000	8,917,279,000
Pro-forma net loss																	(5,086,934,000)	(1,889,396,000)
Qunar | Trademark and domain
Purchase price allocation
Identifiable intangible assets																						8,998,429,167
Qunar | Technology and supplier network for new products
Purchase price allocation
Identifiable intangible assets																						¥ 948,347,023
Weighted average useful life					5 years 2 months 12 days	5 years 2 months 12 days
Qunar | Baidu
Business combination disclosures
Purchase consideration					$ 3,416,184,974	¥ 21,698,582,100
Shares issued as consideration (in shares) | shares							11,500,000	11,500,000
Fair value of shares issued as consideration							$ 3,400,000,000	¥ 21,700,000,000
Shares issued for the benefit of employees | shares			4,000,000
Equity method interest (as a percent)							45.00%	45.00%
Qunar | Qunar Employees
Business combination disclosures
Purchase consideration					$ 1,687,067,570	¥ 10,842,783,275
Qunar | Common Class A
Business combination disclosures
Number of shares acquired | shares							179,000,000	179,000,000
Shares outstanding | shares							193,000,000	193,000,000
Number of votes per share | Vote							3	3
Qunar | Common Class B
Business combination disclosures
Number of shares acquired | shares							11,000,000	11,000,000
Number of votes per share | Vote							1	1
Number of shares exchanged for shares issued to employees | shares			66,000,000
Number of shares deemed to be owned | shares							256,000,000	256,000,000
Certain investments
Business combination disclosures
Purchase consideration														2,900,000,000	19,000,000,000
Acquisition consideration in cash														$ 1,000,000,000	¥ 6,500,000,000
Travelfusion
Business combination disclosures
Purchase consideration									£ 75.6	¥ 721,000,000
Equity interest (as a percent)										70.00%
Purchase price allocation
Net assets										¥ 36,936,493
Deferred tax liabilities										(72,293,783)
Non-controlling interests										(275,995,802)
Goodwill										687,633,024
Total purchase consideration										¥ 720,536,040
Non-controlling interest percentage (as a percent)										30.00%
Travelfusion | Trademark and domain
Purchase price allocation
Identifiable intangible assets										¥ 78,058,071
A technology company focusing on hotel customer reviews
Business combination disclosures
Purchase consideration																				¥ 240,000,000
Acquisition consideration in cash																	110,000,000
Purchase price allocation
Net assets													¥ 2,134,170							2,134,170
Deferred tax liabilities													(11,188,000)							(11,188,000)
Previously held equity interest													(129,360,000)
Goodwill													333,320,722							333,320,722
Total purchase consideration													239,658,892							239,658,892
Increase (decrease) in goodwill as measurement period adjustment																	(33,000,000)
A technology company focusing on hotel customer reviews | System, brand and customer relationship
Purchase price allocation
Identifiable intangible assets													¥ 44,752,000							¥ 44,752,000
A technology company focusing on hotel customer reviews | Technology and supplier network for new products
Business combination disclosures
Equity interest (as a percent)				35.00%												35.00%					35.00%	35.00%
Purchase price allocation
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition																			¥ 100,000,000
An offline travel agency
Business combination disclosures
Purchase consideration											$ 50,000,000	¥ 308,000,000
Equity interest (as a percent)												43.00%							43.00%
Purchase price allocation
Cash acquired												¥ 142,000,000
Net assets												164,411,042							¥ 164,411,042
Deferred tax liabilities												(60,450,000)							(60,450,000)
Non-controlling interests												(370,656,000)							(370,656,000)
Goodwill												331,615,519							331,615,519
Total purchase consideration												306,720,561							306,720,561
Purchase consideration unpaid												196,000,000							196,000,000
Increase (decrease) in goodwill as measurement period adjustment																		(1,000,000)
Decrease in consideration as measurement period adjustment																		¥ 1,000,000
An offline travel agency | Trademark and domain
Purchase price allocation
Identifiable intangible assets												174,800,000							174,800,000
Others
Purchase price allocation
Purchase consideration unpaid																						¥ 7,000,000
Increase (decrease) in goodwill as measurement period adjustment																	¥ 159,000,000
Supplier relationship | Skyscanner
Purchase price allocation
Identifiable intangible assets																						928,904,634
Intangible asset useful life				9 years
IT Platform | Skyscanner
Purchase price allocation
Identifiable intangible assets																						¥ 190,737,332
Intangible asset useful life				6 years
IT Platform | Travelfusion
Purchase price allocation
Identifiable intangible assets										5,051,377
Intangible asset useful life																5 years	5 years
Customer relationship | An offline travel agency
Purchase price allocation
Identifiable intangible assets												¥ 67,000,000							¥ 67,000,000
Intangible asset useful life																5 years	5 years
Business Relationship | Travelfusion
Purchase price allocation
Identifiable intangible assets										¥ 261,146,660
Intangible asset useful life																10 years	10 years